Material related party transactions - Other transactions with related parties (Details) - CNY (¥)					1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 20, 2024	Oct. 26, 2023	Oct. 27, 2021	Jan. 25, 2021	Jan. 31, 2024	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Material related party transactions
Rental and related expenses								¥ 80,847,000	¥ 279,429,000	¥ 69,174,000	¥ 33,354,000
Tax levied				¥ 160,000,000
Right-of-use assets								2,900,860,000	4,172,083,000	2,552,600,000
Lease liabilities								447,319,000	635,357,000	328,933,000
Miniso Lifestyle Nigeria Limited
Material related party transactions
Sales of products								11,577,000	15,743,000	18,046,000
OasVision International Limited
Material related party transactions
Sales of products											16,979,000
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Sales of products											11,000
Provision of information technology support and consulting services								26,000	50,000	916,000	5,688,000
Purchase of products											53,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Sales of products								3,026,000	5,556,000	4,020,000
Rental and related expenses								200,000	5,785,000
Payment of lease liabilities								19,271,000	43,417,000	26,583,000	4,147,000
Payment of rental deposits								113,000	5,947,000	10,647,000
Right-of-use assets								2,065,000	64,741,000	69,295,000	35,438,000
Lease liabilities								2,065,000	¥ 64,741,000	69,295,000	35,438,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd. | Maximum
Material related party transactions
Lease agreement period									5 years
Miniso (Zhaoqing) Industrial Investment Co., Ltd. | Minimum
Material related party transactions
Lease agreement period									2 years
Shanghai Kerong Networks Limited
Material related party transactions
Purchase of products								2,286,000	¥ 2,416,000	12,125,000	15,465,000
Shenzhen Zhizhi Brand Incubation Limited
Material related party transactions
Purchase of products											4,407,000
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Sales of products									3,000	85,000
Provision of information technology support and consulting services								1,466,000	3,002,000	2,714,000	7,080,000
Purchase of products								23,000	102,000	1,000	1,029,000
Nome Design Guangzhou Limited
Material related party transactions
Purchase of products											112,000
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Provision of information technology support and consulting services								138,000	81,000	207,000	2,651,000
Purchase of products										206,000	48,000
Henhaohe Tea Guangdong Limited
Material related party transactions
Provision of information technology support and consulting services										230,000	8,410,000
Miniso Winky Italy S.r.l.
Material related party transactions
Ownership interest in subsidiary	49.00%
Sales of products									5,581,000
Loan provided									19,681,000
KOURITEN LIMITED
Material related party transactions
Ownership interest in subsidiary		25.00%
Sales of products								10,048,000	78,662,000
Licence fee income								87,000	4,138,000
199 Global Holding (Guangzhou) Limited
Material related party transactions
Purchase of products											190,000
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Purchase of catering services											8,816,000
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Purchase of catering services								3,888,000	7,637,000	6,078,000	3,104,000
Guangzhou Mingyou Business Development Co., Ltd.
Material related party transactions
Purchase of products										367,000
Rental and related expenses								4,016,000	8,016,000	2,359,000
Payment of rental deposits										1,710,000
Lease agreement period					12 months	9 months	5 years
Right-of-use assets						¥ 35,993,000
Lease liabilities						¥ 35,993,000
Guangzhou Mingyou Business Management Co., Ltd.
Material related party transactions
Rental and related expenses								347,000
Payment of earnest money in connection with lease of a property								¥ 1,000,000
ACC Super Accessories International Trade (Shenzhen) Co., Ltd.
Material related party transactions
Purchase of products										¥ 452,000
Mingyou
Material related party transactions
Ownership interest in subsidiary			80.00%
Provision of guarantee for a subsidiary of the equity-accounted investee											¥ 160,000,000
Add a friend (Guangzhou) Co., Ltd.
Material related party transactions
Purchase of products									¥ 80,000